Basis of presentation	6 Months Ended
Jun. 30, 2023
Basis of presentation
Basis of presentation

2 Basis of presentation

These unaudited condensed consolidated financial information have been prepared in accordance with the recognition and measurement criteria of IFRS. Certain disclosures required by IAS 34 Interim Financial Statements have been condensed or omitted. Accordingly, these unaudited condensed consolidated financial information should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2022.